Provision for Income Taxes - Classification of Deferred Tax Assets and Liabilities in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred tax assets within other current assets	$ 26	$ 8
Deferred tax assets within other non-current assets	69	19
Deferred tax liabilities within accrued liabilities	(5)
Deferred tax liabilities within non-current liabilities	(2,293)	(76)
Net deferred tax assets (liabilities)	$ (2,203)	$ (49)